Other Current Assets (Details) - Schedule of other current assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Current Assets [Abstract]
Prepaid expenses	$ 32	$ 33
Government authorities	15	22
Others	17	11
Total other current assets	$ 64	$ 66